Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 20,081
Additions (Note 29)	34,274	₱ 7,314
Depreciation	(5,716)	(5,388)	₱ (4,940)
Balances at end of the year	28,863	20,081
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	34,392	28,596
Additions (Note 29)	34,274	7,314
Business combination	90
Asset retirement obligation	(1,507)	213
Currency translation	1	1
Disposals	(5)	(23)
Terminations	(12,945)	(1,762)
Modifications	(12,464)	53
Balances at end of the year	41,836	34,392	28,596
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(14,311)	(10,293)
Business combination	(33)
Asset retirement obligation	1,648
Currency translation	(1)	(1)
Disposals	5	23
Terminations	5,445	1,353
Depreciation	(5,716)	(5,388)
Modifications	(10)	(5)
Balances at end of the year	(12,973)	(14,311)	(10,293)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	14,427
Balances at end of the year	36,256	14,427
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	23,093	17,854
Additions (Note 29)	32,735	5,967
Business combination	90
Asset retirement obligation	(1,412)	211
Disposals		(1)
Terminations	(12,196)	(1,045)
Modifications	(7)	107
Balances at end of the year	42,303	23,093	17,854
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(8,666)	(6,556)
Business combination	(33)
Asset retirement obligation	1,545
Disposals		1
Terminations	4,931	889
Depreciation	(3,824)	(2,999)
Modifications		(1)
Balances at end of the year	(6,047)	(8,666)	(6,556)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,243
Balances at end of the year	1,563	2,243
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,257	4,288
Additions (Note 29)	402	226
Terminations	(294)	(290)
Modifications	(106)	33
Balances at end of the year	4,259	4,257	4,288
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(2,014)	(1,346)
Terminations	150	148
Depreciation	(832)	(816)
Balances at end of the year	(2,696)	(2,014)	(1,346)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,002
Balances at end of the year	1,675	2,002
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,631	3,370
Additions (Note 29)	116	47
Disposals		(16)
Modifications	432	230
Balances at end of the year	4,179	3,631	3,370
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,629)	(967)
Disposals		16
Depreciation	(875)	(678)
Balances at end of the year	(2,504)	(1,629)	(967)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	766
Balances at end of the year	1,066	766
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,732	1,294
Additions (Note 29)	851	890
Terminations	(139)	(143)
Modifications	(8)	(309)
Balances at end of the year	2,436	1,732	1,294
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(966)	(427)
Terminations	71	35
Depreciation	(475)	(574)
Balances at end of the year	(1,370)	(966)	(427)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	639
Balances at end of the year	433	639
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,669	1,781
Additions (Note 29)	165	184
Asset retirement obligation	(95)	2
Currency translation	1	1
Disposals	(5)	(6)
Terminations	(316)	(284)
Modifications	1	(9)
Balances at end of the year	1,420	1,669	1,781
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,030)	(993)
Asset retirement obligation	103
Currency translation	(1)	(1)
Disposals	5	6
Terminations	293	281
Depreciation	(347)	(319)
Modifications	(10)	(4)
Balances at end of the year	(987)	(1,030)	(993)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4
Balances at end of the year	6	4
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	10	9
Additions (Note 29)	5
Modifications		1
Balances at end of the year	15	10	9
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(6)	(4)
Depreciation	(3)	(2)
Balances at end of the year	(9)	₱ (6)	₱ (4)
Sale and Leaseback Adjustment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	(12,136)
Sale and Leaseback Adjustment | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Modifications	(12,776)
Balances at end of the year	(12,776)
Sale and Leaseback Adjustment | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	640
Balances at end of the year	₱ 640